Note 33 - Employee Benefits - Actuarial Assumptions (Detail)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Germany [Member]
Actuarial Assumptions [line items]
Discount rate (in percent)		3.33%	3.80%
Rate of price inflation (in percent)		2.30%	2.62%
Rate of nominal increase in future compensation levels (in percent)		2.48%	2.81%
Rate of nominal increase for pensions in payment (in percent)		2.77%	2.97%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		21.4	21.3
For a female aged 65 at measurement date		23.6	23.6
For a male aged 45 at measurement date		22.7	22.6
For a female aged 45 at measurement date		24.7	24.7
UK [Member]
Actuarial Assumptions [line items]
Discount rate (in percent)		4.50%	4.77%
Rate of price inflation (in percent)		3.42%	3.71%
Rate of nominal increase in future compensation levels (in percent)		3.42%	3.71%
Rate of nominal increase for pensions in payment (in percent)		3.15%	3.32%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		23.2	23.6
For a female aged 65 at measurement date		25.0	25.4
For a male aged 45 at measurement date		24.4	24.9
For a female aged 45 at measurement date		26.3	26.7
US [Member]
Actuarial Assumptions [line items]
Discount rate (in percent)	[1]	5.01%	5.34%
Rate of price inflation (in percent)	[1]	2.20%	2.20%
Rate of nominal increase in future compensation levels (in percent)	[1]	2.30%	2.30%
Rate of nominal increase for pensions in payment (in percent)	[1]	2.20%	2.20%
Assumed life expectancy at age 65
For a male aged 65 at measurement date	[1]	22.0	22.0
For a female aged 65 at measurement date	[1]	23.5	23.4
For a male aged 45 at measurement date	[1]	23.4	23.3
For a female aged 45 at measurement date	[1]	24.8	24.8
Other [Member]
Actuarial Assumptions [line items]
Discount rate (in percent)		3.33%	3.99%
Rate of price inflation (in percent)		1.84%	2.16%
Rate of nominal increase in future compensation levels (in percent)		2.83%	3.14%
Rate of nominal increase for pensions in payment (in percent)		0.69%	0.85%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		22.0	22.0
For a female aged 65 at measurement date		24.1	24.1
For a male aged 45 at measurement date		23.5	23.5
For a female aged 45 at measurement date		25.6	25.5

[1]	Cash balance interest crediting rate in line with the 30-year US government bond yield